Acquisitions, Investments And Disposals (Net Income Or Losses Related To Discontinued Operations, Including Gain And (Losses) Upon Disposition) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Business Acquisition [Line Items]
Net income or losses related to discontinued operations, including gain and (losses) upon disposition	$ (67)	$ 1,034	$ (79)
Germany [Member]
Business Acquisition [Line Items]
Net income or losses related to discontinued operations, including gain and (losses) upon disposition	(67)	1,041
Seiyu Ltd. [Member]
Business Acquisition [Line Items]
Net income or losses related to discontinued operations, including gain and (losses) upon disposition		$ (7)	$ (79)